Eaton Vance Municipal Opportunities Fund
Investment Objective
The Fund's investment objective is to seek to maximize after-tax total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 41 of this Prospectus and page 20 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Municipal Opportunities Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance Municipal Opportunities Fund		Class A	Class C	Class I
Management fees		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses		1.06%	1.81%	0.81%
Expense Reimbursement	[1]	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.00%	1.75%	0.75%
[1]	The investment adviser and administrator has agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.00% for Class A shares, 1.75% for Class C shares and 0.75% for Class I shares. This expense reimbursement will continue through November 30, 2016 . Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Municipal Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	572	791	1,026	1,702
Class C	278	564	974	2,122
Class I	77	253	444	996

Expense Example, No Redemption - Eaton Vance Municipal Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	572	791	1,026	1,702
Class C	178	564	974	2,122
Class I	77	253	444	996

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 79 % of the average value of its portfolio . For the fiscal year ended July 31, 2015, the Fund's portfolio turnover rate was lower than that of the previous fiscal year end due to an increase in the Fund's net assets.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations, the interest on which is exempt from regular federal income tax (the “80% Policy”).  The Fund may invest without limit in obligations the income from which is subject to the federal alternative minimum tax.  The Fund has a flexible investment strategy and may invest in obligations of any duration and credit quality. The Fund also may invest up to 50% of its net assets in obligations rated below investment grade (“junk bonds”).  Below investment grade obligations are those obligations rated below Baa by Moody's Investors Service, Inc. (“Moody's”), or below BBB by either Standard & Poor's Ratings Services (“S&P”) or Fitch Ratings (“Fitch”).  For the purposes of rating restrictions, if securities are rated differently by two or more rating agencies, the higher rating is used.  The Fund may invest up to 20% of its net assets in other debt obligations, including (but not limited to) taxable municipal obligations, U.S. Treasury securities and obligations of the U.S. Government, its agencies and instrumentalities (“Agency Securities”).

The Fund may purchase derivative instruments, which derive their value from another instrument, security or index. The Fund may purchase or sell various kinds of residual interest bonds, financial futures contracts and options thereon to hedge against changes in interest rates or as a substitute for the purchase of portfolio securities. The Fund also may enter into interest rate swaps, forward rate contracts and credit derivatives, which may include credit default swaps, total return swaps or credit options, as well as purchase an instrument that has greater or lesser credit risk than the municipal bonds underlying the instrument.  There is no stated limit on the Fund's use of derivatives.

In pursuing its investment objective, the Fund may acquire municipal obligations with varying maturities.  Depending on the Fund's average maturity, the interest rate risk described below may be more or less significant for the Fund. The longer the Fund's average maturity , the more significant interest rate risk will be for the Fund.  The Fund may invest 25% or more of its total assets in certain types of municipal obligations (such as general obligations, municipal leases, revenue bonds and industrial development bonds) and in one or more sectors (such as housing, hospitals, healthcare facilities or utilities).

The investment adviser's process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market.  In evaluating creditworthiness, the investment adviser considers ratings assigned by rating agencies and generally performs additional credit and investment analysis.  The portfolio managers generally will seek to enhance after-tax total return by balancing investment considerations and tax considerations.  The Fund expects to actively engage in relative value trading to take advantage of price appreciation opportunities or to realize capital losses.  A portion of the Fund's distributions generally will be subject to the federal alternative minimum tax. The Fund may not be suitable for investors subject to the federal alternative minimum tax.

Principal Risks

Municipal Obligation Risk.  The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit an owner's ability to sell its municipal obligations at attractive prices.  The spread between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress.  Less liquid obligations can become more difficult to value and be subject to erratic price movements.  The increased presence of non-traditional participants or the absence of traditional participants in the municipal markets may lead to greater volatility in the markets.

Debt Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments.  Fixed income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve's action to end its quantitative easing stimulus program as well as the possibility that it may unwind the program and/or initiate a policy to raise short term interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund's performance.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended.  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Maturity Risk.  Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the Fund's investments will affect the volatility of the Fund's share price.

Credit Risk.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a fixed income security to make principal and interest payments and may lead to defaults. Such defaults may reduce the value of Fund shares and income distributions.  The value of a fixed income security also may decline because of real or perceived concerns about the issuer's ability to make principal and interest payments.  In addition, the credit rating of securities held by the Fund may be lowered if an issuer's financial condition changes.  Municipal obligations may be insured as to principal and interest payments.  If the claims-paying ability or other rating of the insurer is downgraded by a rating agency, the value of such obligations may be negatively affected.  In the case of an insured bond, the bond's rating will be deemed to be the higher of the rating assigned to the bond's issuer or the insurer.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative's counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risk of Leveraged Transactions.  Certain Fund transactions may give rise to leverage.  Such transactions may include, among others, the use of when-issued, delayed delivery or forward commitment transactions, residual interest bonds, short sales and certain derivative transactions.  The Fund is required to segregate liquid assets or otherwise cover the Fund's obligation created by a transaction that may give rise to leverage.  The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.  Leverage may cause the Fund's share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.  The loss on leveraged investments may substantially exceed the initial investment.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated securities (“junk bonds”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Tax-Sensitive Investing Risk. The Fund's tax-sensitive strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund's ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation. There can be no assurance that the Fund will be able to minimize taxable distributions to investors and a portion of the Fund's distributions may be taxable.

Risk of Residual Interest Bonds. The Fund may enter into residual interest bond transactions, which expose the Fund to leverage and greater risk than an investment in a fixed-rate municipal bond.  The interest payments that the Fund receives on the residual interest bonds acquired in such transactions vary inversely with short-term interest rates, normally decreasing when short-term rates increase.  The value and market for residual interest bonds are volatile and such bonds may have limited liquidity.  As required by applicable accounting standards, the Fund records interest expense on its liability with respect to floating-rate notes and also records offsetting interest income in an amount equal to this expense.   Certain existing residual interest bonds were restructured in order to comply with banking regulations effective in July 2015 while other existing residual interest bonds must do so by July 2016.

Sector and Geographic Risk.  Because the Fund may invest a significant portion of its assets in certain types of municipal obligations and/or in certain states, U.S. territories or sectors, the value of Fund shares may be affected by events that adversely affect that state, U.S. territory or sector or type of obligation and may fluctuate more than that of a fund that invests more broadly. General obligation bonds issued by municipalities are adversely affected by economic downturns and the resulting decline in tax revenues. Certain municipal bond issuers in Puerto Rico have recently experienced financial difficulties and rating agency downgrades, and one such issuer has defaulted on its payment obligation. See “Credit Risk” and “Risk of Lower Rated Investments” above. Please refer to the Fund's Statement of Additional Information for state-specific economic information as well as information about Puerto Rico, the U.S. Virgin Islands and Guam.

Risks of Principal Only Investments.  Principal only investments are municipal obligations which entitle the holder to receive par value of such investment if held to maturity.  The values of principal only investments are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently.  The Fund will accrue income on these investments and is required to distribute that income each year.  The Fund may be required to sell securities to obtain cash needed for such income distributions.

Risk of U.S. Government-Sponsored Agencies.  Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.

Tax Risk.  Income from tax-exempt municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or the non-compliant conduct of a bond issuer. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

Risks Associated with Active Management.   The success of the Fund's investment program depends on portfolio management's successful application of analytical skills and investment judgment.  Active management involves subjective decisions .

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund's performance reflects the effects of expense reductions.  Absent these reductions, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2011 through December 31, 2014 , the highest quarterly total return for Class A was 5.37% for the quarter ended March 31, 2014 , and the lowest quarterly return was -5.03% for the quarter ended June, 30, 2013.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2014 to September 30, 2015) was 1.99%.  For the 30 days ended July 31, 2015, the SEC yield and SEC tax-equivalent yield (assuming a federal income tax rate of 43.40%) for Class A shares were 1.88% and 3.33%, respectively, for Class C shares were 1.23% and 2.17%, respectively, and for Class I shares were 2.23% and 3.93%, respectively.  A lower tax rate would result in lower tax-equivalent yields.  For current yield information call 1-800-262-1122.

Average Annual Total Returns - Eaton Vance Municipal Opportunities Fund	One Year	Life of Fund	Inception Date
Class A	8.77%	5.68%	May 31, 2011
Class A | After Taxes on Distributions	8.69%	5.35%
Class A | After Taxes on Distributions and Sales	5.85%	4.75%
Class C	12.58%	6.98%
Class I	14.42%	7.42%	May 31, 2011
Barclays Municipal Bond Index	9.05%	5.39%

These returns reflect the maximum sales charge for Class A (4.75%).  Class A and Class I commenced operations on May 31, 2011.  The Class C performance shown above for the period prior to August 18, 2014 (commencement of operations) is the performance of Class A shares, adjusted for the sales charge that applies to Class C shares (but not adjusted for any other differences in the expenses of the two classes).  If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.